Unaudited Consolidated Balance Sheets (USD $)	Mar. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
CurrentAssetsAbstract
Cash and cash equivalents	$ 2,730,288		$ 1,302,857	$ 1,765,642
Restricted Cash	132,000
Accounts receivable, net of allowance of $380,280 in both years	3,964,300		6,907,111	4,226,244
Related party accounts receivable, no allowance considered necessary	1,488,170		906,701	2,146,839
Notes receivable - current	3,020,687		0
MAG Tank™ Inventory	796,711		82,300
Prepaid expenses and other current assets	1,064,410		1,708,705	318,807
Total current assets	13,196,566		10,907,674	8,457,532
FixedAssetsAbstract0
Land and improvements	1,567,824		1,549,059	1,596,232
Buildings	2,517,869		2,517,869	2,584,201
Water facilities, equipment, and other fixed assets	23,834,566		23,147,978	37,628,192
Biomass project, net of impairment of $15,873,013	(5,525,331)		1,975,000	2,000,000
Accumulated depreciation	(5,525,331)		(4,721,312)	(2,398,394)
Assets held for sale	7,458,142		12,523,754
Net fixed assets	29,853,070		36,992,348	41,410,231
Other Assets [Abstract]
Goodwill				2,976,527
Notes receivable	2,229,313
Other non-current assets	151,518		125,778	10,936
Total assets	45,430,467		48,025,800	52,855,226
CurrentLiabilitiesAbstract
Current portion of notes payable	8,059,282		7,056,725	4,053,749
Accounts payable and accrued liabilities			11,456,243	11,169,896
Accounts payable to a related party	80,227		133,517	1,738,387
Accounts payable related to biomass project, $1,183,698 non-recourse	12,495,218		1,678,434	2,477,828
Deferred revenue – related party				65,925
Asset retirement obligation—current	100,100	[1]		100,100
Liabilities associated with assets held for sale	227,853		270,326
Total current liabilities	20,862,580		20,595,245	19,605,885
NonCurrentLiabilitiesAbstract
Notes payable, less current portion	7,354,008		7,987,848	9,317,003
Asset retirement obligation	857,574		797,786	822,286
Liabilities associated with assets held for sale	226,828		288,514
Total liabilities	29,300,990		29,669,393	29,745,174
Stockholders' Equity Attributable to Parent [Abstract]
Common stock, $.001 par value, 90,000,000 shares authorized, 33,796,389 issued and 33,788,055 outstanding at March 31, 2014 and December 31, 2013 and 33,120,483 issued and 33,120,482 outstanding at December 31, 2012	33,796		33,796	33,120
Additional paid-in capital	119,220,985		118,809,722	116,832,776
Accumulated deficit	(143,503,861)		(140,865,668)	(126,355,883)
Treasury stock, at cost, 8,334 at Mar. 31, 2014 and Dec. 31, 2013 and 1 share(s) at Dec. 31, 2012	(9,149)		(9,149)	(15)
Unearned common stock in KSOP, at cost, -0- and 15,200 shares, respectively				(225,913)
Total stockholders’ equity	16,129,477		18,356,407	23,110,052
Total liabilities and stockholders’ equity	45,430,467		48,025,800	52,855,226
Series C Preferred Stock [Member]
Stockholders' Equity Attributable to Parent [Abstract]
Series C Preferred Stock, $.001 par value, $25 stated value, 2,000,000 authorized shares, 2,000,000, 2,000,000 and 1,561,144 issued and outstanding and liquidation preference of $50,000,000, $50,000,000 and $39,028,600, at Mar. 31, 2014, Dec. 31, 2013 and 2012, respectively	$ 40,387,706		$ 40,387,706	$ 32,825,967

[1]	The total current portion of asset retirement obligation of $100 thousand at March 31, 2014 and 2013 is associated with assets held for sale.